February 21, 2012

VIA EDGAR

Securities and Exchange Commission

Investment Company Division

100 F. Street, N.E.

Washington, DC 20549

Attention:         Office of Filings, Information & Consumer Services

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 33-010451, 811-04920

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format change in investment policy that mirrors the change in investment policy in the Supplement regarding the Wasatch International Opportunities Fund dated January 31, 2012 to the Prospectus dated January 31, 2012 for the Investor Class shares of the Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Global Opportunities Fund, Wasatch Heritage Growth Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch Large Cap Value Fund, Wasatch Long/Short Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Strategic Income Fund, Wasatch Ultra Growth Fund, Wasatch World Innovators Fund, Wasatch–1st Source Income Fund, and Wasatch-Hoisington U.S. Treasury Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on January 31, 2012 (Accession # 0001193125-12-031284 ).

If you have any questions concerning this filing, you may contact me at (617) 662-1749.

Very truly yours,

/s/ Brian C. Poole

Brian C. Poole

Vice President and Counsel

cc:        R. Biles